Document And Entity Information	Jun. 16, 2023
Document Information [Line Items]
Entity, Registrant Name	THE LGL GROUP, INC.
Document, Type	8-K/A
Document, Period End Date	Jun. 16, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-00106
Entity, Tax Identification Number	38-1799862
Entity, Address, Address Line One	2525 Shader Road
Entity, Address, City or Town	Orlando
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32804
City Area Code	407
Local Phone Number	298-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A
Amendment Flag	true
Entity, Central Index Key	0000061004
CommonStockParValue001 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	LGL
Security Exchange Name	NYSE
WarrantsToPurchaseCommonStockParValue001 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock, par value $0.01
Trading Symbol	LGL WS
Security Exchange Name	NYSE